Transactions with related parties - Impact of transactions and positions with related parties (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Transactions With Related Parties
Cash and cash equivalents	€ 10,155	€ 8,254
Other current financial assets	1,504	4,308
Trade and other receivables	20,840	18,850
Other current assets	12,821	13,634
Other non-current financial assets	1,967	1,885
Other non-current assets	2,236	1,029
Short-term debt	4,446	2,299
Current portion of long-term debt	3,097	1,781
Current portion of non-current lease liabilities	884	948
Trade and other payables	25,709	21,720
Other current liabilities	12,473	15,756
Long-term debt	19,374	23,714
Non-current lease liabilities	4,067	4,389
Other non-current liabilities	€ 3,234	€ 2,246
Cash and cash equivalents, Percentage	0.10%	0.02%
Other current financial assets, Percentage	1.06%	1.23%
Trade and other receivables, Percentage	11.65%	6.90%
Other current assets, Percentage	2.66%	3.61%
Other non-current financial assets, Percentage	82.92%	87.27%
Other non-current assets, Percentage	1.16%	2.82%
Short-term debt, Percentage	6.91%	10.13%
Current portion of long-term debt, Percentage	1.16%	1.18%
Current portion of Non-current lease liabilities, Percentage	3.96%	1.79%
Trade and other payables, Percentage	12.46%	10.58%
Other current liabilities, Percentage	1.86%	2.15%
Long-term debt, Percentage	0.13%	0.02%
Non-current lease liabilities, Percentage	0.69%	0.02%
Other non-current liabilities, Percentage	14.29%	18.48%
Sales from operations	€ 132,512	€ 76,575	€ 43,987
Other income and revenues	1,175	1,196	960
Purchases, services and other	(102,529)	(55,549)	(33,551)
Net (impairments) reversals of trade and other receivables	47	(279)	(226)
Payroll and related costs	(3,015)	(2,888)	(2,863)
Other operating income (expense)	(1,736)	903	(766)
Finance income	8,450	3,723	3,531
Finance expense	(9,333)	(4,216)	(4,958)
Derivative financial instruments	13	(306)	351
Other income (expense) from investments	€ 3,623	€ 223	€ 75
Sales from operations, Percentage	8.20%	3.92%	2.65%
Other income and revenues, Percentage	13.28%	4.35%	3.65%
Purchases, services and other, Percentage	14.95%	15.56%	19.66%
Net (impairment losses) reversals of trade and other receivables, Percentage		2.15%	2.65%
Payroll and related costs, Percentage	0.60%	0.73%	1.26%
Other operating (expense) income, Percentage		81.40%
Financial income, Percentage	1.89%	2.12%	3.23%
Financial expense, Percentage	1.76%	1.09%	0.52%
Derivative financial instruments, Percentage	15.38%
Other income (expense) from investments, Percentage	0.83%
Net cash provided by operating activities	€ 17,460	€ 12,861	€ 4,822
Net cash used in investing activities	(7,018)	(12,022)	(4,587)
Net cash used in financing activities	(8,542)	(2,039)	3,253
Change in cash and cash equivalents	16	52	(69)
Net increase (decrease) in cash and cash equivalents	€ 1,916	€ (1,148)	€ 3,419
Net cash provided from operating activities, Percentage	1.28%
Net cash used in investing activities, Percentage	0.46%	8.12%	29.91%
Net cash used in financing activities, Percentage	1.03%	0.64%	5.04%
Related parties
Transactions With Related Parties
Cash and cash equivalents	€ 10	€ 2
Other current financial assets	16	53
Trade and other receivables	2,427	1,301
Other current assets	341	492
Other non-current financial assets	1,631	1,645
Other non-current assets	26	29
Short-term debt	307	233
Current portion of long-term debt	36	21
Current portion of non-current lease liabilities	35	17
Trade and other payables	3,203	2,298
Other current liabilities	232	339
Long-term debt	26	5
Non-current lease liabilities	28	1
Other non-current liabilities	462	415
Sales from operations	10,872	3,000	€ 1,164
Other income and revenues	156	52	35
Purchases, services and other	(15,327)	(8,644)	(6,595)
Net (impairments) reversals of trade and other receivables	(2)	(6)	(6)
Payroll and related costs	(18)	(21)	(36)
Other operating income (expense)	3,306	735	13
Finance income	160	79	114
Finance expense	(164)	(46)	(26)
Derivative financial instruments	2
Other income (expense) from investments	30
Revenue and other income cash flow	11,028	3,052	1,199
Costs and other expenses cash flow	(13,749)	(7,814)	(5,789)
Other operating (expense) income cash flow	3,306	735	13
Net change in trade and other receivables and payables	(431)	(342)	(136)
Net interests cash flow	69	38	73
Net cash provided by operating activities	223	(4,331)	(4,640)
Capital expenditure in tangible and intangible assets	(1,596)	(851)	(842)
Disposal of investments	165
Net change in accounts payable and receivable in relation to investments	1,480	(20)	(370)
Change in financial receivables	(81)	(105)	(160)
Net cash used in investing activities	(32)	(976)	(1,372)
Change in financial and lease liabilities	(88)	(13)	164
Net cash used in financing activities	(88)	(13)	164
Change in cash and cash equivalents	8	2
Net increase (decrease) in cash and cash equivalents	€ 111	€ (5,318)	€ (5,848)